Eaton Vance
Massachusetts Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.5%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	$3,105	$ 3,956,174
		$ 3,956,174
Education — 19.7%
Massachusetts Development Finance Agency, (Babson College), 5.00%, 10/1/42	$1,500	$ 1,571,370
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/40	1,300	1,331,031
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/39	2,000	2,065,480
Massachusetts Development Finance Agency, (Boston University):
4.00%, 10/1/46	2,750	2,761,247
5.00%, 10/1/46	3,000	3,093,060
Massachusetts Development Finance Agency, (Dexter Southfield):
5.00%, 5/1/33	1,550	1,585,418
5.00%, 5/1/35	1,660	1,696,354
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	1,954,114
Massachusetts Development Finance Agency, (Springfield College), Green Bonds, 4.00%, 6/1/56	2,700	2,218,725
Massachusetts Development Finance Agency, (Suffolk University):
5.00%, 7/1/31	620	655,712
5.00%, 7/1/32	770	812,766
5.00%, 7/1/38	340	349,401
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,615,383
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,331,800
Massachusetts Health and Educational Facilities Authority, (SPA: Harvard University), 3.55%, 11/1/49(1)	650	650,000
University of Massachusetts Building Authority, 5.00%, 11/1/52	2,365	2,560,160
		$ 31,252,021
General Obligations — 24.4%
Andover, MA, 4.00%, 7/15/52	$1,805	$ 1,827,779
Ashland, MA, 4.00%, 8/1/41	1,905	1,985,810
Boston, MA, 5.00%, 11/1/42	2,500	2,924,050
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Bristol-Plymouth Regional Vocational Technical School District, MA, 5.00%, 2/28/24	$3,000	$ 3,006,480
Framingham, MA, 5.00%, 8/1/39	1,025	1,168,398
Manchester Essex Regional School District, MA:
4.00%, 2/1/41	1,075	1,092,888
4.00%, 2/1/42	975	991,331
Massachusetts:
5.00%, 3/1/41	2,500	2,504,350
5.00%, 5/1/48	3,000	3,338,880
5.25%, 10/1/47	2,000	2,264,860
Nantucket, MA, 5.00%, 6/28/24	2,500	2,519,000
New Bedford, MA, 4.00%, 9/1/47	2,650	2,656,890
Northeast Metropolitan Regional Vocational School District, MA, 4.00%, 4/15/47	1,400	1,414,966
Norwood, MA, 4.00%, 9/15/47	2,500	2,543,075
Somerset, MA, 4.00%, 4/1/48	2,970	2,983,276
Somerville, MA, 4.00%, 6/1/48	2,955	3,004,526
Worcester, MA, 4.50%, 2/27/24	2,335	2,339,436
		$ 38,565,995
Hospital — 9.8%
Massachusetts Development Finance Agency, (Beth Israel Lahey Health, Inc.):
5.00%, 7/1/33	$1,000	$ 1,042,050
5.00%, 7/1/34	2,500	2,906,575
Massachusetts Development Finance Agency, (Boston Medical Center), Green Bonds, 5.00%, 7/1/44	2,500	2,513,125
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,028,660
Massachusetts Development Finance Agency, (Partners Healthcare System):
5.00%, 7/1/35	2,000	2,096,620
5.00%, 7/1/47	2,000	2,051,240
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	2,795	2,831,055
		$ 15,469,325
Housing — 4.1%
Massachusetts Housing Finance Agency, (FHLMC), (FNMA), (GNMA), Social Bonds, 4.90%, 12/1/48	$2,000	$ 2,053,680
Massachusetts Housing Finance Agency, Sustainability Bonds:
2.15%, 6/1/24	1,000	994,550
2.65%, 6/1/26	1,000	988,000
4.00%, 12/1/25	2,500	2,532,675
		$ 6,568,905

Eaton Vance
Massachusetts Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 0.8%
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(2)	$670	$ 562,184
(AMT), 4.875%, 11/1/42(2)	740	641,506
		$ 1,203,690
Insured - Education — 4.2%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(3)	$5,460	$ 6,595,844
		$ 6,595,844
Insured - Special Tax Revenue — 4.8%
Martha's Vineyard Land Bank, MA, (BAM), Green Bonds, 5.00%, 5/1/26	$1,760	$ 1,785,097
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	5,782,634
		$ 7,567,731
Lease Revenue/Certificates of Participation — 1.8%
Massachusetts Port Authority, (Bosfuel Project), (AMT), 5.00%, 7/1/35	$1,350	$ 1,460,187
New Hampshire Business Finance Authority, (Centurion Biosquare, Inc.), 5.88%, 12/15/38	1,370	1,375,179
		$ 2,835,366
Senior Living/Life Care — 1.0%
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(2)	$205	$ 216,181
5.00%, 11/15/38(2)	135	140,967
Massachusetts Development Finance Agency, (Loomis Communities), 4.00%, 1/1/51	690	580,276
Massachusetts Development Finance Agency, (Salem Community Corp.):
5.00%, 1/1/24	345	345,000
5.00%, 1/1/25	365	362,562
		$ 1,644,986
Special Tax Revenue — 8.9%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 202,390
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/39	2,170	2,285,205
5.00%, 7/1/44	2,500	2,512,200
5.25%, 7/1/31	1,240	1,497,821
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Massachusetts School Building Authority:
3.375%, 8/15/30	$1,500	$ 1,504,755
Social Bonds, 4.00%, 8/15/40	1,335	1,384,635
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/50	2,450	2,668,565
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	2,011,960
		$ 14,067,531
Student Loan — 1.0%
Massachusetts Educational Financing Authority, (AMT), 3.625%, 7/1/38	$1,745	$ 1,662,339
		$ 1,662,339
Transportation — 9.3%
Massachusetts Port Authority:
(AMT), 4.00%, 7/1/46	$3,000	$ 3,001,170
(AMT), 5.00%, 7/1/43	2,000	2,038,480
(AMT), 5.00%, 7/1/51	4,090	4,288,978
Massachusetts Port Authority, (Bosfuel Project), (AMT), 5.00%, 7/1/49	2,500	2,580,250
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53	2,500	2,761,575
		$ 14,670,453
Water and Sewer — 5.4%
Boston Water and Sewer Commission, MA, 4.00%, 11/1/27	$2,000	$ 2,049,520
Massachusetts Clean Water Trust:
Green Bond, 5.00%, 2/1/41	1,750	1,999,725
Green Bond, 5.00%, 2/1/42	2,250	2,559,510
Sustainability Bonds, 5.00%, 2/1/43	1,000	1,148,500
Massachusetts Water Resources Authority, Green Bonds, 5.25%, 8/1/48	750	855,008
		$ 8,612,263
Total Tax-Exempt Municipal Obligations (identified cost $149,318,068)		$154,672,623

Eaton Vance
Massachusetts Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 1.2%
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.6%
Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.89%, 7/1/25	$1,000	$ 977,770
		$ 977,770
Lease Revenue/Certificates of Participation — 0.1%
New Hampshire Business Finance Authority, (Centurion Biosquare, Inc.), 9.58%, 12/15/38	$85	$ 85,123
New Hampshire Business Finance Authority, (Centurion Foundation), 11.00%, 12/15/38	45	45,055
		$ 130,178
Special Tax Revenue — 0.5%
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	$1,000	$ 860,430
		$ 860,430
Total Taxable Municipal Obligations (identified cost $1,982,850)		$ 1,968,378
Total Investments — 98.9% (identified cost $151,300,918)		$156,641,001
Other Assets, Less Liabilities — 1.1%		$ 1,731,204
Net Assets — 100.0%		$158,372,205
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2023.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $1,763,228 or 1.1% of the Fund's net assets.
(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.
The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2023, 9.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 4.2% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at December 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Eaton Vance
Massachusetts Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$154,672,623	$ —	$154,672,623
Taxable Municipal Obligations	—	1,968,378	—	1,968,378
Total Investments	$ —	$156,641,001	$ —	$156,641,001
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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